Note 3. Related Party Transactions Not Disclosed Elsewhere.	12 Months Ended
Dec. 31, 2014
Notes
Note 3. Related Party Transactions Not Disclosed Elsewhere.

Note 3. Related Party Transactions Not Disclosed Elsewhere.

Due Related Parties: Amounts due related parties consist of corporate reinstatement and regulatory compliance expenses paid directly by a director of the company and unpaid compensation. Such items totaled $28,436 at December 31, 2013. In 2014 these advance were forgiven and resulted in a $28,436 addition to paid-in capital.